FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Value added tax receivables	$ 47,100	$ 44,900
Working capital	224,400	202,900
Available liquidity	274,400	277,900
Available liquidity, undrawn revolving credit facility	50,000	75,000
Realised foreign exchange gains (losses) on fair value adjustments to foreign currency derivatives	0
Current value added tax receivables	46,531	32,618
MLE [Member]
Disclosure of detailed information about financial instruments [line items]
Value added tax receivables	22,200	21,600
PEM [Member]
Disclosure of detailed information about financial instruments [line items]
Value added tax receivables	22,000	$ 17,700
Foreign currency derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 0